Derivative financial instruments - Unrealized and realized gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Derivative financial instruments
Cash flow hedge accounting	$ 2,245
Arising from cash flow hedges	(83)	$ 922
PPA Adelanta
Derivative financial instruments
Cash flow hedge accounting	4,582
PPA EnergyaVM
Derivative financial instruments
Cash flow hedge accounting	(2,337)
Arising from cash flow hedges	$ (83)